Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document and Entity Information [Abstract]
Entity Registrant Name	CNFinance Holdings Ltd.
Entity Central Index Key	0001733868
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Document Type	20-F
Document Period End Date	Dec. 31, 2019
Amendment Flag	false
Entity Common Stock, Shares Outstanding	1,371,643,240
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Shell Company	false
Document Transition Report	false
Document Annual Report	true
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Entity Incorporation State Country Code	E9
Entity File Number	001-38726